STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, number outstanding	964,286				964,286		966,072	300,000
Common stock shares issued	3,857,906				3,857,906		5,121,384	3,460,459
Common stock shares outstanding	3,857,906				3,857,906		5,121,384	3,460,459
Unrecognized stock-based compensation							$ 4,600,000
Stock options expected term					3 years 3 months 18 days		2 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value								$ 1,000,000.0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price							$ 6.88	$ 2.18
Unrecognized stock-based compensation	289,000		$ 493,780		602,000	$ 588,080	$ 1,246,182	$ 378,559
Issued for services	2,031	$ 115,580	24,898	$ 23,499			79,209	58,221
Operating expenses	816,069		822,900		1,673,106	1,136,735	2,758,731	927,726
Net loss	(821,409)	(857,644)	$ (822,900)	(313,507)	(1,679,053)	$ (1,136,407)	(2,757,687)	(920,418)
Accumulated deficit	$ (6,453,752)				$ (6,453,752)		$ (4,774,699)	$ (2,017,012)
Earnings per share diluted	$ (0.16)		$ (0.18)		$ (0.33)	$ (0.28)	$ (0.54)	$ (0.20)
Stock options recognized	$ 289,000		$ 64,300		$ 554,000	$ 558,080
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation					$ 3,900,000
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation								$ 108,725
Issued for services								89,234
Stock based compensation								269,834
Operating expenses								819,001
Net loss								811,693
Accumulated deficit								$ 1,908,287
Previously Reported [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted								$ 0.18
Previously Reported [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted								$ 0.20
Revision of Prior Period, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation								$ 378,559
Operating expenses								927,726
Net loss								920,418
Accumulated deficit								2,017,012
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares issued							0
Common stock shares outstanding							0
Issued for services	1	18	2	2			$ 7	12
Net loss